NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Aug. 26, 2022	Apr. 29, 2022	Apr. 22, 2022	Jan. 05, 2022	Nov. 03, 2020	Oct. 30, 2019	Feb. 15, 2019	Aug. 23, 2018
Working capital deficit	$ (6,743,605)		$ (4,186,155)
Accumulated deficit	(35,803,996)		(30,662,481)	$ (28,992,782)
Accounts receivable			3,802
Cash balances in financial institutions	250,000		250,000
Insured amounts accounts			425,000
Preferred stock shares authorized												50,000,000
Accumulated deficit	$ (35,803,996)		$ (30,662,481)	$ (28,992,782)
Common stock, shares par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001							$ 0.001
Revenue from Football	$ 8,677
Cost of goods sold	7,365
Net cash used in operating activities	$ 1,951,422
Additional short term financing description	Company announced that it had signed two Common Stock Purchase Agreements in the amount of $2,500,000 each or $5,000,000 combined.		Form 1-A Regulation A Offering Statement was qualified by the Securities and Exchange Commission (“SEC”) for the sale of up to 125,000,000 shares of our $0.001 par value common stock at an initial price of $0.021 per share or up to $2,6250,000 of gross proceeds. The price was subsequently amended to reduce the price to $0.0168 per share. There is no minimum number of shares
Net loss	$ (3,721,594)	$ (560,924)	$ (1,669,699)	$ (185,381)
Stockholders' deficit	(6,165,251)		(3,658,915)
Net cash used in operating activities	$ (1,951,422)	$ (110,483)	(780,693)	(213,518)
Football equipments			$ 518,133	$ 57,223		$ 10,910	$ 450,000
Note payable for football equipment							$ 30,000
Common stock, shares authorized	2,000,000,000		950,000,000	950,000,000
Certificate of Incorporation [Member]
Amendment Description			Form 10-K, the Company had received $1,747,300 of gross proceeds from the sale of 86,180,949 shares of our $0.001 par value common stock. Included in the above amount are $40,000 of gross proceeds from the sale of 1,904,761 shares of our common stock that have not been processed by the transfer agent due to technical document issues.
Minimums [Member]
Common stock, shares authorized								600,000,000	450,000,000	300,000,000	200,000,000
Registered common stock	10,000,000
Estimated useful life			1 year
Maximums [Member]
Common stock, shares authorized								950,000,000	600,000,000	450,000,000	300,000,000
Registered common stock	400,000,000
Estimated useful life			7 years